Summary of accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2024
Bikes and ebikes and related batteries | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bikes and ebikes and related batteries | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Computers and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Computers and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Vehicles | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Vehicles | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Others | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Others | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years